REVERSAL OF IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Disclosure of reversal of impairment loss

		Years ended December 31,
	Notes	2017	2016
Suriname CGU[1]
Property, plant and equipment	13	$124.1	$—
Côté Gold Project
Exploration and evaluation assets	6, 14	400.0	—
		$524.1	$—
1 The Suriname CGU consists of Rosebel Gold Mines N.V. and Euro Ressources S.A.